DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Long-lived assets, including definite intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Amortization of Assets under Capital Lease	$ 23,892	$ 21,607	$ 20,925
Accumulated capitalized interest costs	3,489	2,228	1,463
Original cost of fully depreciated property plant and equipment	$ 194,981
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Long-lived assets, useful life	8 years
Minimum | Building and Building Improvements
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	25 years
Minimum | Machinery and equipment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Long-lived assets, useful life	25 years
Maximum | Building and Building Improvements
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	40 years
Maximum | Machinery and equipment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	15 years
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Depreciation	$ 9,999	$ 9,548	$ 9,507